ORGANIZATION AND BASIS OF PRESENTATION - Schedule of Property, Plant and Equipment Balances (Details) - USD ($) $ in Millions	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment
In Service	$ 9,267	$ 9,057	$ 8,970	$ 8,841	$ 8,731	$ 8,536	$ 8,474	$ 8,352	$ 8,288
Accumulated. Depreciation	(2,439)	(2,435)	(2,464)	(2,445)	(2,439)	(2,414)	(2,400)	(2,379)	(2,373)
Net Plant	6,828	6,622	6,506	6,396	6,292	6,122	6,074	5,973	5,915
CWIP	880				620
Total	7,708	$ 7,460	$ 7,232	$ 7,057	6,912	$ 6,710	$ 6,585	$ 6,473	$ 6,390
Finance leases	12				11
Financing lease, accumulated amortization	6				5
First Energy [Member]
Property, Plant and Equipment
In Service	56,213				52,896
Accumulated. Depreciation	(15,189)				(14,548)
Net Plant	41,024				38,348
CWIP	3,389				2,754
Total	44,413				41,102
Finance leases	48				46
Financing lease, accumulated amortization	17				14
Operating Segments
Property, Plant and Equipment
In Service	9,267				8,731
Accumulated. Depreciation	(2,439)				(2,439)
Net Plant	6,828				6,292
CWIP	880				620
Total	7,708				6,912
Corporate/Other | First Energy [Member]
Property, Plant and Equipment
In Service	1,130				1,062
Accumulated. Depreciation	(646)				(607)
Net Plant	484				455
CWIP	60				74
Total	544				529
Distribution | Operating Segments
Property, Plant and Equipment
In Service	6,679				6,438
Accumulated. Depreciation	(1,925)				(1,938)
Net Plant	4,754				4,500
CWIP	270				187
Total	5,024				4,687
Distribution | Operating Segments | First Energy [Member]
Property, Plant and Equipment
In Service	21,944				21,245
Accumulated. Depreciation	(7,511)				(7,338)
Net Plant	14,433				13,907
CWIP	682				618
Total	15,115				14,525
Integrated | Operating Segments | First Energy [Member]
Property, Plant and Equipment
In Service	18,380				17,080
Accumulated. Depreciation	(4,154)				(3,943)
Net Plant	14,226				13,137
CWIP	1,314				1,076
Total	15,540				14,213
Stand-Alone Transmission | Operating Segments | First Energy [Member]
Property, Plant and Equipment
In Service	14,759				13,509
Accumulated. Depreciation	(2,878)				(2,660)
Net Plant	11,881				10,849
CWIP	1,333				986
Total	13,214				11,835
Transmission | Operating Segments
Property, Plant and Equipment
In Service	2,588				2,293
Accumulated. Depreciation	(514)				(501)
Net Plant	2,074				1,792
CWIP	610				433
Total	$ 2,684				$ 2,225
Minimum | Distribution | Operating Segments
Property, Plant and Equipment
Useful Service Life	5 years				10 years
Minimum | Distribution | Operating Segments | First Energy [Member]
Property, Plant and Equipment
Useful Service Life	5 years				5 years
Minimum | Integrated | Operating Segments | First Energy [Member]
Property, Plant and Equipment
Useful Service Life	5 years				5 years
Minimum | Stand-Alone Transmission | Operating Segments | First Energy [Member]
Property, Plant and Equipment
Useful Service Life	5 years				5 years
Minimum | Transmission | Operating Segments
Property, Plant and Equipment
Useful Service Life	5 years				55 years
Minimum | Transmission | Corporate/Other | First Energy [Member]
Property, Plant and Equipment
Useful Service Life	3 years				3 years
Maximum | Distribution | Operating Segments
Property, Plant and Equipment
Useful Service Life	75 years				75 years
Maximum | Distribution | Operating Segments | First Energy [Member]
Property, Plant and Equipment
Useful Service Life	80 years				80 years
Maximum | Integrated | Operating Segments | First Energy [Member]
Property, Plant and Equipment
Useful Service Life	80 years				100 years
Maximum | Stand-Alone Transmission | Operating Segments | First Energy [Member]
Property, Plant and Equipment
Useful Service Life	85 years				85 years
Maximum | Transmission | Operating Segments
Property, Plant and Equipment
Useful Service Life	80 years				80 years
Maximum | Transmission | Corporate/Other | First Energy [Member]
Property, Plant and Equipment
Useful Service Life	63 years				63 years